Apr. 28, 2016
[SHIP LOGO VANGUARD (R)]

Vanguard Market Neutral Fund

Supplement to the Prospectus Dated April 28, 2016

New Benchmark
The Citigroup 3-Month U.S. Treasury Bill Index, a performance benchmark for the
Fund, has been replaced with the Citigroup 3-Month U.S. Treasury Bill Index (Daily).
While the former index accrued income monthly, the new version of the index accrues income daily.

Returns for the new benchmark will be included in future prospectus updates.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 634 092016